SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares)			9,547,185		9,547,185	9,072,149
Number of stock options, granted (in shares) | shares			1,921,151			558,697
Number of stock options, Exercisable (in shares) | shares			0			45,121
Number of stock options, forfeited (in shares) | shares			(708,753)			(38,540)
Number of stock options, outstanding, end of year (in shares)		9,547,185	10,759,583			9,547,185
Number of stock options, outstanding, end of year (in shares)		7,615,432	8,746,808			7,615,432
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share)				$ 2.11			$ 1.82
Weighted average exercise price of stock options granted (in CA$ per share)				2.78			6.94
Weighted average exercise price of stock options exercised (in CA$ per share)	$ 3.42			0			0.93
Weighted average exercise price of stock options forfeited (in CA$ per share)				10.79			6.91
Weighted average exercise price of stock options exercisable, end of year (in CA$ per share)	1.25	$ 1.25	$ 1.19	1.19	$ 1.19	$ 1.25	1.25
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share)	$ 2.11			$ 1.65			$ 2.11